Average Annual Total Returns - Prospectus-SI Class - Payden Absolute Return Bond Fund - SI Class	Feb. 28, 2021
Average Annual Return:
1 Year	3.03%
5 Years	3.49%
Since Inception	2.98%
Inception Date	Nov. 06, 2014
After Taxes on Distributions
Average Annual Return:
1 Year	1.87%
5 Years	2.20%
Since Inception	1.76%
Inception Date	Nov. 06, 2014
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	1.77%
5 Years	2.10%
Since Inception	1.73%
Inception Date	Nov. 06, 2014